Employee benefits (Details) - One Energy Enterprises Inc [Member] - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Percentage of eligible employee earnings	5.00%		5.00%
Contributions under salary deferral plan	$ 97,093	$ 59,340	$ 293,975	$ 202,128
Profit sharing contribution under salary deferral plan	$ 0	$ 0	$ 0	$ 0
Stock Issued During Period, Shares, Employee Benefit Plan	64,700		64,700
Share-Based Compensation Arrangement by Share-Based Payment Award, Number of Shares Available for Grant	36,680		36,680
Share-Based Compensation Arrangement by Share-Based Payment Award, Accelerated Vesting, Number	9,175		9,175
Stock Issued During Period, Shares, Employee Stock Ownership Plan			0
Stock Based Compensation Vesting Option	27,505		27,505
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercises in Period	9,175		9,175
Weighted-average grant date fair value of the stock options granted	$ 180.85		$ 180.85
Fair value		9,175	9,175
Stock options		$ 1,659,299	$ 1,659,299
Compensation expense	27,505	27,505	27,505
Unvested stock options	$ 2,459,333	$ 3,021,643	$ 3,021,643
Unvested stock options recognized over a period	1 year 1 month 6 days	2 years 1 month 6 days	1 year 4 months 24 days
Stock-based compensation expense	$ 562,310	$ 1,912,647	$ 3,611,935
Share based compensation by share based award options outstanding	36,680	36,680	36,680	0
Share based compensation by share based award options excercisable	9,175	9,175	9,175
Share based compensation by share based award options vested and expected to vest	19,972	19,972	19,972
Share-Based Payment Arrangement, Tranche Three [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Accelerated Vesting, Number	27,505		27,505